Summary of Significant Accounting Policies (Schedule of Potentially Dilutive, Common Share Equivalents Excluded from Calculation of Diluted Net Loss Per Common Share) (Details) - shares	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of earnings per share	3,184,846	716,759
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of earnings per share	409,763	396,504
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of earnings per share	2,775,083	320,255